Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity
Equity

Capitalization

Our authorized share capital consists of an aggregate nominal amount of $20.0 million, consisting of any of the following: (i) Liberty Global Class A ordinary shares, Liberty Global Class B ordinary shares and Liberty Global Class C ordinary shares, each with a nominal value of $0.01 per share, (ii) Liberty Global preferred shares, with a nominal value of $0.01 per share, the issuance of one or more classes or series of which as may be authorized by the board of directors, and (iii) any other shares of one or more classes as may be determined by the board of directors or by the shareholders of Liberty Global.

Under Liberty Global’s Articles of Association, holders of Liberty Global Class A ordinary shares are entitled to one vote for each such share held, and holders of Liberty Global Class B ordinary shares are entitled to 10 votes for each such share held, on all matters submitted to a vote of Liberty Global shareholders at any general meeting (annual or special). Holders of Liberty Global Class C ordinary shares are not entitled to any voting powers.

Each Liberty Global Class B ordinary share is convertible into one Liberty Global Class A ordinary share at the option of the holder. One Liberty Global Class A ordinary share is reserved for issuance for each Liberty Global Class B ordinary share that is issued (10,139,184 shares issued as of December 31, 2014). At December 31, 2014, there were (i) 1,726,259 and 3,946,192 Liberty Global Class A and Class C ordinary shares, respectively, reserved for issuance pursuant to outstanding stock options, (ii) 8,396,737 and 23,055,293 Liberty Global Class A and Class C ordinary shares, respectively, reserved for issuance pursuant to outstanding SARs and PSARs, and (iii) 2,554,963, 1,000,000 and 3,829,770 Liberty Global Class A, Class B and Class C ordinary shares, respectively, reserved for issuance pursuant to outstanding PSUs, PGUs and RSUs.

Subject to any preferential rights of any outstanding class of our preferred shares, the holders of Liberty Global Class A, Class B and Class C ordinary shares will be entitled to such dividends as may be declared from time to time by our board of directors from funds available therefor. Except with respect to certain share distributions, whenever a dividend is paid to the holder of one class of our ordinary shares, we shall also pay to the holders of the other classes of our ordinary shares an equal per share dividend. There are currently no contractual restrictions on our ability to pay dividends in cash or shares.

In the event of our liquidation, dissolution and winding up, after payment or provision for payment of our debts and liabilities and subject to the prior payment in full of any preferential amounts to which our preferred shareholders may be entitled, the holders of Liberty Global Class A, Class B and Class C ordinary shares will share equally, on a share for share basis, in our assets remaining for distribution to the holders of Liberty Global ordinary shares.

Acquisition of Interests in VTR and VTR Wireless

On March 14, 2014, a subsidiary of VTR Finance acquired each of the 20.0% noncontrolling ownership interests in VTR and VTR Wireless SpA (VTR Wireless) from Inversiones Corp Comm 2 SpA (the VTR NCI Acquisition), formerly known as Corp Comm S.A. (the VTR NCI Owner). VTR Wireless was an indirect subsidiary of Liberty Global that was merged with a subsidiary of VTR in December 2014. The consideration for the VTR NCI Acquisition was satisfied by the allotment and issuance of 10,091,178 Liberty Global Class C ordinary shares to the VTR NCI Owner. The VTR NCI Acquisition has been accounted for as an equity transaction, the net effect of which was to record the issued Liberty Global Class C shares at the $185.4 million carrying value of the acquired noncontrolling interests.

Share Repurchases

During 2014, 2013 and 2012, our board of directors authorized various share repurchase programs, the most recent of which provides for the repurchase of up to $4.5 billion (before direct acquisition costs) of Liberty Global Class A and/or Class C ordinary shares. Under these plans, we receive authorization to acquire up to the specified amount of Liberty Global Class A and Class C ordinary shares or other authorized securities from time to time through open market or privately negotiated transactions, which may include derivative transactions. The timing of the repurchase of shares or other securities pursuant to our equity repurchase programs, which may be suspended or discontinued at any time, is dependent on a variety of factors, including market conditions. As of December 31, 2014, the remaining amount authorized for share repurchases was $1,933.7 million. Subsequent to December 31, 2014, our board of directors authorized an additional $2.0 billion of availability for share repurchases.

As a U.K. incorporated company, we may only elect to repurchase shares or pay dividends to the extent of our “Distributable Reserves.” Distributable Reserves, which are not linked to a GAAP reported amount, may be created through the earnings of the U.K. parent company and, amongst other methods, through a reduction in share premium approved by the English Companies Court. Based on the amounts set forth in our 2013 U.K. Companies Act Report that was filed with the U.K. Companies House on May, 7, 2014, which are our most recent “Relevant Accounts” for the purposes of determining our Distributable Reserves under U.K. law, our Distributable Reserves are $28.7 billion. This amount does not reflect earnings, share repurchases, dividends or other activity that occurred in 2014, each of which impacts the amount of our Distributable Reserves.

The following table provides details of our share repurchases during 2014, 2013 and 2012:

	Liberty Global Class A ordinary shares or LGI Series A common stock		Liberty Global Class C ordinary shares or LGI Series C common stock
Purchase date	Shares purchased	Average price paid per share (a)	Shares purchased	Average price paid per share (a)	Total cost (a)
					in millions
Shares purchased pursuant to repurchase programs during:
2014	8,062,792	$42.19	28,401,019	$44.25	$1,596.9
2013	6,550,197	$37.70	24,761,397	$36.55	$1,151.9
2012	5,611,380	$27.30	32,782,838	$25.24	$980.7
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(a)	Includes direct acquisition costs and the effects of derivative instruments, where applicable.

Call Option Contracts

From time to time, we enter into call option contracts pursuant to which we contemporaneously (i) sell call options on shares of Liberty Global ordinary shares and (ii) purchase call options on an equivalent number of shares of Liberty Global ordinary shares with an exercise price of zero. These contracts can result in the receipt of cash and shares of Liberty Global ordinary shares. Shares acquired through the exercise of the call options are included in our share repurchases and the net gain on cash settled contracts is recorded as an increase to additional paid-in capital in our consolidated statements of equity.

Other

Telenet Tender. On December 17, 2012, Binan Investments B.V. (Binan), our wholly-owned subsidiary, launched a voluntary and conditional cash public offer (the Telenet Tender) for (i) all of Telenet’s issued shares that Binan did not already own or that were not held by Telenet (the Telenet Bid Shares) and (ii) certain outstanding vested and unvested employee warrants (the Telenet Bid Warrants). The offer price for the Telenet Bid Shares was €35.00 ($42.35) per share. The offer prices for the Telenet Bid Warrants, which were calculated using the Black Scholes option pricing model and a price of €35.00 for each of the Telenet Bid Shares, ranged from €13.48 ($16.31) per share to €25.47 ($30.82) per share.

Pursuant to the Telenet Tender, which was completed on February 1, 2013, we paid aggregate consideration of €332.5 million ($454.6 million at the transaction date) to acquire (i) 9,497,637 of the Telenet Bid Shares, increasing our ownership interest in Telenet’s issued and outstanding shares at such date to 58.4%, and (ii) 3,000 of the Telenet Bid Warrants. As we owned a controlling financial interest in Telenet prior to the launch of the Telenet Tender, we accounted for the impact of the acquisition of the additional Telenet shares as an equity transaction.

Telenet Share Repurchases. From time to time, Telenet’s shareholders approve share repurchase programs. Under these programs, Telenet is able to acquire outstanding shares of up to a certain maximum threshold within a given period of time following the approval date.

Subsidiary Distributions. During 2013 and 2012, Telenet and VTR made certain cash distributions to their respective shareholders. Our share of these distributions was eliminated in consolidation and the noncontrolling interest owners’ share of these distributions was reflected as a charge against noncontrolling interests in our consolidated statements of equity.

Restricted Net Assets

The ability of certain of our subsidiaries to distribute or loan all or a portion of their net assets to our company is limited by the terms of applicable debt facilities. At December 31, 2014, substantially all of our net assets represented net assets of our subsidiaries that were subject to such limitations.